Other Intangible Assets, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Other intangible assets	Dec. 31, 2012 Other intangible assets	Dec. 31, 2011 Other intangible assets	Dec. 31, 2013 NetSpend Holdings Inc	Jul. 01, 2013 NetSpend Holdings Inc	Dec. 31, 2012 ProPay and CPAY
Finite-Lived Intangible Assets And Liabilities [Line Items]
Business acquisition, acquired intangible assets				$ 401,600,000	$ 480,086,000	$ 76,600,000
Amortization expenses recorded in selling, general and administrative expenses	$ 50,000,000	$ 16,600,000	$ 13,200,000